Consolidated Statements of Income and Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Interest income:
Loans	$ 88,055	$ 83,232
Other	1,433	2,862
Interest income	89,488	86,094
Interest expense:
Deposits and other	26,446	31,461
Subordinated notes	2,885	508
Interest expense	29,331	31,969
Net interest income	60,157	54,125
Non-interest income (note 4)	5,200	60
Total revenue	65,357	54,185
Provision for (recovery of) credit losses (note 6(b))	(438)	(344)
Revenue less provision for credit loss	65,795	54,529
Non-interest expenses:
Salaries and benefits	20,243	16,964
General and administrative	11,110	8,357
Premises and equipment	3,653	2,456
Noninterest expense	35,006	27,777
Income before income taxes	30,789	26,752
Income tax provision (note 15)	8,409	7,347
Net income	22,380	19,405
Other comprehensive income (loss):
Foreign exchange gain (loss) on translation of foreign operations	(4)	0
Comprehensive income	$ 22,376	$ 19,405
Basic and diluted income per common share (note 16) (in CAD per share)	$ 0.96	$ 0.82
Weighted average number of common shares outstanding (in shares)	21,752,930	21,123,559